Long-term Debt and Other Financing Arrangements - Schedule of Long-term Debt Currency Wise (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt [Line Items]
Carrying Amount of Long Term Debt	$ 6,208	$ 6,184	$ 6,359
U.S. Dollars [Member]
Debt [Line Items]
Carrying Amount of Long Term Debt		5,803	5,724
Euro [Member]
Debt [Line Items]
Carrying Amount of Long Term Debt		381	635
Japanese Yen [Member]
Debt [Line Items]
Carrying Amount of Long Term Debt